March 15, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             Wells Fargo Funds Trust (the "Trust")

Wells Fargo Advantage Intrinsic Value Fund (“Intrinsic Value Fund”)
Wells Fargo Advantage Disciplined U.S. Core Fund(“Disciplined U.S. Core Fund”)
Wells Fargo Advantage Core Equity Fund(“Core Equity Fund”)
Wells Fargo Advantage Omega Growth Fund (“Omega Growth Fund”)
Wells Fargo Advantage Small/Mid Cap Core Fund (“Small/Mid Cap Core Fund”)
Wells Fargo Advantage Disciplined Global Equity Fund (“Disciplined Global Equity Fund”)
Wells Fargo Advantage Global Opportunities Fund (“Global Opportunities Fund”)
Wells Fargo Advantage Intrinsic World Equity Fund (“Intrinsic World Equity Fund”)
Wells Fargo Advantage Strategic Municipal Bond Fund (“Strategic Municipal Bond Fund”)
Wells Fargo Advantage North Carolina Tax-Free Fund (North Carolina Tax-Free Fund”)
Wells Fargo Advantage Pennsylvania Tax-Free Fund (“Pennsylvania Tax-Free Fund”)
Wells Fargo Advantage Adjustable Rate Fund (“Adjustable Rate Fund”)
Wells Fargo Advantage International Bond Fund (“International Bond Fund”)
Wells Fargo Advantage Health Care Fund (“Health Care Fund”)
Wells Fargo Advantage Precious Metals Fund (“Precious Metals Fund”)
Wells Fargo Advantage Utility and Telecommunications Fund (“Utility and Telecommunications Fund”)
Wells Fargo Advantage Diversified Income Builder Fund (“Diversified Income Builder Fund”)
Wells Fargo Advantage Diversified Capital Builder Fund (“Diversified Capital Builder Fund”)
Wells Fargo Advantage Strategic Large Cap Growth Fund (“Large Cap Growth Fund”)
Wells Fargo Advantage Traditional Small Cap Growth Fund (“Traditional Small Cap Growth Fund”)
Wells Fargo Advantage Growth Opportunities Fund (“Growth Opportunities Fund”)
Wells Fargo Advantage High Yield Bond Fund (“High Yield Bond Fund”)
Wells Fargo Advantage Special Small Cap Value Fund (“Special Small Cap Value Fund”) (each the “Fund”, collectively the “Funds”)

                No. 333-165004

Dear Sir/Madam:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests series and Institutional Classdentifiers as follows:

For the Intrinsic Value Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares;
For the Disciplined U.S. Core Fund new series identifier with Class A, Class C and Administrator Class shares;
For the Core Equity Fund new series identifier with Class A, Class B, Class C and Administrator Class shares;
For the Omega Growth Fund new series identifier with Class A, Class B, Class C, Administrator Class and Class R shares;
For the Small/Mid Cap Core Fund new series identifier with Class A, Class C and Administrator Class shares;
For the Disciplined Global Equity Fund new series identifier with Class A, Class C and Administrator Class shares;
For the Global Opportunities Fund new series identifier with Class A, Class B, Class C and Administrator Class shares;
For the Intrinsic World Equity Fund new series identifier with Class A, Class C and Administrator Class shares;
For the Strategic Municipal Bond Fund new series identifier with Class A, Class B, Class C and Administrator Class shares;
For the North Carolina Tax-Free Fund new series identifier with Class A, Class C, and Institutional Class shares;
For the Pennsylvania Tax-Free Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares;
For the Adjustable Rate Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares;
For the International Bond Fund new series identifier with Class A, Class B, Class C, and Institutional shares;
For the Health Care Fund new series identifier with Class A, Class B, Class C and Administrator Class shares;
For the Precious Metals Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares;
For the Utility and Telecommunications Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares;
For the Diversified Income Builder Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares;
For the Diversified Capital Builder Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares;
For the Strategic Large Cap Growth Fund new series identifier with Class A, Class C, Class R, and Institutional Class shares;
For the Traditional Small Cap Growth Fund new series identifier with Class A and Institutional Class shares;
For the Growth Opportunities Fund new series identifier with Class A and Institutional Class shares;
For the High Yield Bond Fund new series identifier with Class A, Class B, Class C and Administrator Class shares;
For the Special Small Cap Value Fund new series identifier with Class A, Class B, Class C and Administrator Class shares;

which were registered electronically via EDGAR in  a Form N-14 filing by the Trust dated February 19, 2010 with accession number 0000907244-10-000221.  This filing is being made solely for the purpose of obtaining identifiers for the Intrinsic Value Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares; for the Disciplined U.S. Core Fund new series identifier with Class A, Class C and Administrator Class shares; for the Core Equity Fund new series identifier with Class A, Class B, Class C and Administrator Class shares; for the Omega Growth Fund new series identifier with Class A, Class B, Class C, Administrator Class and Class R shares; for the Small/Mid Cap Core Fund new series identifier with Class A, Class C and Administrator Class shares; for the Disciplined Global Equity Fund new series identifier with Class A, Class C and Administrator Class shares; for the Global Opportunities Fund new series identifier with Class A, Class B, Class C and Administrator Class shares; for the Intrinsic World Equity Fund new series identifier with Class A, Class C and Administrator Class shares; for the Strategic Municipal Bond Fund new series identifier with Class A, Class B, Class C and Administrator Class shares; for the North Carolina Tax-Free Fund new series identifier with Class A, Class C, and Institutional Class shares; for the Pennsylvania Tax-Free Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares; for the Adjustable Rate Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares; for the International Bond Fund new series identifier with Class A, Class B, Class C, and Institutional I shares; for the Health Care Fund new series identifier with Class A, Class B, Class C and Administrator Class shares; for the Precious Metals Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares; for the Utility and Telecommunications Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares; for the Diversified Income Builder Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares; for the Diversified Capital Builder Fund new series identifier with Class A, Class B, Class C, and Institutional Class shares; for the Strategic Large Cap Growth Fund new series identifier with Class A, Class C, Class R, and Institutional Class shares; for the Traditional Small Cap Growth Fund new series identifier with Class A and Institutional Class shares; for the Growth Opportunities Fund new series identifier with Class A and Institutional Class shares; for the High Yield Bond Fund new series identifier with Class A, Class B, Class C and Administrator Class shares; for the Special Small Cap Value Fund new series identifier with Class A, Class B, Class C and Administrator Class shares.

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Senior Counsel